-----------
JOB NO. 243
-----------
                      [GRAPHIC: U.S. Global Investors Logo]

                              DIVIDENDS PAID SINCE
                                 JANUARY 1, 1995

                                                            PER SHARE
                                                     ---------------------------
                  FUND                  DATE PAID    DIVIDEND     REINVEST PRICE
-----------------------------------     ---------    --------     --------------
 U. S. Gold Shares Fund                 06/30/1995     .030          2.14
                                        12/29/1995     .030          1.94
                                        06/28/1996     .020          1.84
                                        12/31/1996     .030          1.40

 U. S. All American Equity Fund         03/31/1995     .110         18.61
                                        06/30/1995     .120         20.08
                                        09/29/1995     .120         21.26
                                        12/29/1995     .070         22.37
                                        03/29/1996     .090         23.40
                                        06/28/1996     .100         24.55
                                        09/30/1996     .110         25.14
                                        12/31/1996     .940         26.08
                                        03/31/1997     .094         26.73

 U. S. Global Resources Fund            12/29/1995     .080          5.98
                                        12/31/1996     .940          7.08

 U. S. Tax Free Fund                    01/31/1995     .050         11.14
                                        02/28/1995     .050         11.33
                                        03/31/1995     .050         11.43
                                        04/28/1995     .050         11.41
                                        05/31/1995     .050         11.65
                                        06/30/1995     .050         11.55
                                        07/31/1995     .040         11.57
                                        08/31/1995     .050         11.63
                                        09/29/1995     .050         11.66
                                        10/31/1995     .050         11.75
                                        11/30/1995     .050         11.85
                                        12/29/1995     .050         11.91
                                        01/31/1996     .050         11.93
                                        02/29/1996     .050         11.82
                                        03/29/1996     .040         11.64
                                        04/30/1996     .050         11.56
                                        05/31/1996     .050         11.52
                                        06/28/1996     .040         11.58
                                        07/31/1996     .050         11.63
                                        08/30/1996     .050         11.58
                                        09/30/1996     .040         11.68
                                        10/31/1996     .050         11.73
                                        11/29/1996     .050         11.86
                                        12/31/1996     .050         11.78
                                        01/31/1997     .050         11.77
                                        02/28/1997     .048         11.82
                                        03/31/1997     .049         11.66
                                        04/30/1997     .049         11.71

 U. S. Income Fund                      03/31/1995     .070         12.79
                                        06/30/1995     .100         13.35
                                        09/29/1995     .070         13.99
                                        12/29/1995     .330         14.45
                                        03/29/1996     .100         14.67
                                        06/28/1996     .100         14.94
                                        09/30/1996     .090         14.65
                                        12/31/1996    2.310         13.34
                                        03/31/1997     .099         13.02

 U. S. World Gold Fund                  12/31/1996    1.110         19.16

 U. S. Real Estate Fund                 06/30/1995     .040          9.80
                                        12/29/1995     .200         10.78
                                        06/28/1996     .320         10.97
                                        12/31/1996     .110         13.67

United Services Near-Term Tax Free
 Fund                                   01/31/1995     .030         10.36
                                        02/28/1995     .040         10.38
                                        03/31/1995     .040         10.41
                                        04/28/1995     .040         10.40
                                        05/31/1995     .040         10.47
                                        06/30/1995     .040         10.47
                                        07/31/1995     .030         10.50
                                        08/31/1995     .040         10.51
                                        07/31/1996     .040         10.40
                                        08/30/1996     .040         10.39
                                        09/30/1996     .040         10.42
                                        10/31/1996     .040         10.45
                                        11/29/1996     .040         10.52
                                        12/31/1996     .050         10.47
                                        01/31/1997     .040         10.47
                                        02/28/1997     .038         10.49
                                        03/31/1997     .040         10.38
                                        04/30/1997     .041         10.39

 Bonnel Growth Fund                     12/15/1995     .650         13.75
                                        11/26/1996     .165         17.47

 China Region Opportunity Fund          06/30/1995     .080          6.67
                                        09/29/1995     .010          6.75
                                        12/29/1995     .020          5.99
                                        06/28/1996     .070          6.43
                                        09/30/1996     .030          6.36

            Money Market Fund                  Month          Dividend Factor
--------------------------------------    ---------------     ---------------
  U. S. Treasury Securities Cash Fund        January 1995        .00352421687
                                            February 1995        .00371510817
                                               March 1995        .00455376803
                                               April 1995        .00383775411
                                                 May 1995        .00430011690
                                                June 1995        .00472970570
                                                July 1995        .00388899548
                                              August 1995        .00414555093
                                           September 1995        .00412068332
                                             October 1995        .00398635143
                                            November 1995        .00388474923
                                            December 1995        .00410223558
                                             January 1996        .00347834850
                                            February 1996        .00319517419
                                               March 1996        .00339128880
                                               April 1996        .00325723511
                                                 May 1996        .00360782664
                                                June 1996        .00318922526
                                                July 1996        .00357896659
                                              August 1996        .00393943736
                                           September 1996        .00325864645
                                             October 1996        .00365231001
                                            November 1996        .00371998344
                                            December 1996        .00367779039
                                             January 1997        .00371707911
                                            February 1997        .00323035936
                                               March 1997        .00322722393
                                               April 1997        .00339009910
                                                 May 1997        .00335672478

  U. S. Government Securities Savings Fund   January 1995        .00418067857
                                            February 1995        .00421986600
                                               March 1995        .00493674616
                                               April 1995        .00431896640
                                                 May 1995        .00473447168
                                                June 1995        .00493250479
                                                July 1995        .00437292940
                                              August 1995        .00463096415
                                           September 1995        .00461619828
                                             October 1995        .00441599656
                                            November 1995        .00438819979
                                            December 1995        .00461406304
                                             January 1996        .00427210479
                                            February 1996        .00392662544
                                               March 1996        .00412387203
                                               April 1996        .00409670900
                                                 May 1996        .00453682654
                                                June 1996        .00385767651
                                                July 1996        .00428109272
                                              August 1996        .00465910944
                                           September 1996        .00396198526
                                             October 1996        .00433911578
                                            November 1996        .00432931797
                                            December 1996        .00430221110
                                             January 1997        .00446683336
                                            February 1997        .00392855178
                                               March 1997        .00408015005
                                               April 1997        .00428627748
                                                 May 1997        .00417689821
--------------------------------------------------------------------------------
       For more complete information about U.S. Global Investors' Funds, including charges and expenses, click [here] for a prospectus.
    Read it carefully before you invest or send money. It details the special risks, such as political, economic, and currency risks, of investing in emerging markets.
================================================================================
IN REGARDS TO ALL OF U.S. GLOBAL INVESTORS' FUNDS: Past performance is no guarantee of future results. Investment return and principal of non-money market fund accounts will fluctuate so that you may have a gain or loss when you sell shares. U.S. stands for United Services.

IN REGARDS TO U.S. GLOBAL INVESTOR'S MONEY MARKET FUNDS: Like all other mutual funds, Fund shares are not backed by the U.S. government or its agencies; however, the securities which the U.S. Government Securities Savings Fund invests in are. The Funds are managed to maintain a stable $1 per share value, though there is no assurance they will be able to do so.

IN REGARDS TO THE U.S. GOVERNMENT SECURITIES SAVINGS FUND, THE U.S. TAX FREE FUND, THE UNITED SERVICES NEAR-TERM TAX FREE FUND, THE U.S. ALL AMERICAN EQUITY FUND, THE CHINA REGION OPPORTUNITY FUND, AND THE REGENT EUROPEAN FUND: The Funds' Advisor has guaranteed total fund expenses (as a percentage of net assets) will not exceed 0.40%, 0.40%, 0.70%, 0.70%, 2.25%, and 3.25% through
6/30/97 and until such later date as the Advisor determines. The Advisor for these Funds subsidized certain Fund expenses, enhancing the yield or total return by approximately 0.31%, 1.08%, 1.51%, 1.19%, 0.63%, and (N/A) for the
year ended 3/31/97.

IN REGARDS TO THE U.S. TAX FREE FUND, THE UNITED SERVICES NEAR-TERM TAX FREE FUND, AND THE CHINA REGION OPPORTUNITY FUND: Some income may be subject to state, federal, or AMT taxes for certain investors.
================================================================================

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                                  INFORMATION

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                       [Fund Closing Prices] [Performance]

-----------
JOB NO. 241
-----------

                      [GRAPHIC: U.S. Global Investors Logo]

                      ANNUALIZED AVERAGE TOTAL RETURNS FOR
                                  MAY 29, 1997

================================================================================
        FUNDS        1 Year  3 Year  5 Year 10 Year Inception  Inception Date
-------------------- ------  ------  ------ ------- ---------  --------------
 U. S. Gold Shares
 Fund                -46.28%-18.61% -11.18% -12.44%     -.70%    07/01/1974

 U. S. All American
 Equity Fund          29.17% 21.88%  15.25%   8.34%    10.27%    03/04/1981

 U. S. Global
 Resources Fund       16.47% 13.51%   8.87%   1.57%     2.03%    08/03/1983

 U. S. Tax Free Fund   6.84%  6.22%   6.37%   7.44%     7.71%    11/01/1984

 U. S. Income Fund    10.72% 10.90%   9.35%  10.00%     9.15%    11/01/1983

 U. S. World Gold
 Fund                -20.73%  3.77%  15.79%    .20%     7.07%    11/27/1985

 U. S. Real Estate
 Fund                 26.08% 12.59%   7.42%             6.65%    07/02/1987

 United Services
 Near-Term Tax Free    5.19%  4.53%   5.28%             5.88%    12/04/1990
 Fund

 Bonnel Growth Fund   -1.65%                           26.29%    10/17/1994

 China Region
 Opportunity Fund     33.98%  1.45%                    -3.59%    02/10/1994

 Adrian Day Global
 Opportunity Fund                                     -10.62%    02/20/1997

 Regent Eastern
 European Fund                                         28.47%    03/31/1997
================================================================================

           Money Market Fund Yields           7 Day Simple  7 Day Effective
   ----------------------------------------   ------------  ---------------
   U. S. Treasury Securities Cash Fund            4.20%         4.29%
   U. S. Government Securities Savings Fund       5.26%         5.40%

================================================================================
       For more complete information about U.S. Global Investors' Funds, including charges and expenses, click [here] for a prospectus.
    Read it carefully before you invest or send money. It details the special risks, such as political, economic, and currency risks, of investing in emerging markets.
================================================================================

IN REGARDS TO ALL OF U.S. GLOBAL INVESTORS' FUNDS: Past performance is no guarantee of future results. Investment return and principal of non-money market fund accounts will fluctuate so that you may have a gain or loss when you sell shares. U.S. stands for United Services.

IN REGARDS TO U.S. GLOBAL INVESTOR'S MONEY MARKET FUNDS: Like all other mutual funds, Fund shares are not backed by the U.S. government or its agencies; however, the securities which the U.S. Government Securities Savings Fund invests in are. The Funds are managed to maintain a stable $1 per share value, though there is no assurance they will be able to do so.

IN REGARDS TO THE U.S. GOVERNMENT SECURITIES SAVINGS FUND, THE U.S. TAX FREE FUND, THE UNITED SERVICES NEAR-TERM TAX FREE FUND, THE U.S. ALL AMERICAN EQUITY FUND, THE CHINA REGION OPPORTUNITY FUND, AND THE REGENT EUROPEAN FUND: The Funds' Advisor has guaranteed total fund expenses (as a percentage of net assets) will not exceed 0.40%, 0.40%, 0.70%, 0.70%, 2.25%, and 3.25% through
6/30/97 and until such later date as the Advisor determines. The Advisor for these Funds subsidized certain Fund expenses, enhancing the yield or total return by approximately 0.31%, 1.08%, 1.51%, 1.19%, 0.63%, and (N/A) for the
year ended 3/31/97.

IN REGARDS TO THE U.S. TAX FREE FUND, THE UNITED SERVICES NEAR-TERM TAX FREE FUND, AND THE CHINA REGION OPPORTUNITY FUND: Some income may be subject to state, federal, or AMT taxes for certain investors.

================================================================================
                                    [Image]
                                    FOR MORE
                                  INFORMATION

                     [Weekly Investor] [Shareholder Reports]
                    [Fund Information] [For More Information]
                    [Fund Closing Prices] [Dividend History]